Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash & cash equivalents	$ 397.3	$ 123.0
Restricted cash	600.0
Accounts receivable, net of allowance for doubtful accounts of $9.6 and $10.1 at December 31, 2014 and 2013, respectively	327.3	140.5
Inventories	205.8	89.6
Prepaid expenses & other current assets	48.0	30.4
Total current assets	1,578.4	383.5
Property, plant & equipment, net	175.0	136.2
Goodwill	1,405.3	989.8
Intangible assets, net	1,341.5	720.3
Other assets	57.4	30.4
Total assets	4,557.6	2,260.2
Liabilities & Stockholders' Equity
Accounts payable	106.7	56.2
Accrued salaries, wages and employee benefits	31.3	22.7
Current installments of long-term debt	15.1	8.0
Accrued income taxes payable	16.7	6.7
Accrued acquisition payable	14.3
Accrued expenses and other current liabilities	58.5	26.1
Total current liabilities	242.6	119.7
Long-term debt	1,400.8	744.3
Long-term retirement benefits, less current portion	38.8	25.1
Long-term deferred income taxes	202.3	169.8
Long-term contingent consideration	63.9	34.8
Other long-term liabilities	56.6	30.4
Total liabilities	2,005.0	1,124.1
Redeemable 401(k) plan interest		21.0
Stockholders' Equity
Common shares, 400,000,000 and 200,000,000 shares authorized, 182,066,980 and 103,571,941 shares issued and outstanding at December 31, 2014 and 2013, respectively. 10,050,290 shares declared for stock dividend at December 31, 2014	1.9
Additional paid-in capital	2,812.4	1,212.0
Accumulated deficit	(224.1)	(194.2)
Accumulated other comprehensive (loss) income	(130.6)	1.3
Total stockholders equity	2,459.6	1,019.1
Non-controlling interests	93.0	96.0
Total equity	2,552.6	1,115.1
Total liabilities, redeemable 401(k) plan interest and stockholders equity	$ 4,557.6	$ 2,260.2